Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders' Equity
NOTE 7. STOCKHOLDERS’ EQUITY
The condensed consolidated statement of changes in equity reflects the Reverse Recapitalization discussed in Note 2. As CMG was deemed the accounting acquirer in the Reverse Recapitalization with DFHT, all periods prior to the consummation of the Business Combination reflect the balances and activity of CMG.

Related Advisory Agreement
On July 13, 2021, the Company entered into an exclusive real estate advisory agreement (the “Advisory Agreement”) with Related CM Advisor, LLC (the “Advisor”), a Delaware limited liability company and a subsidiary of The Related Companies, L.P. (“Related”) (the “Advisory Agreement”), pursuant to which the Advisor has agreed provide certain real estate advisory services to the Company on an exclusive basis. The services include identifying locations for new centers nationwide as part of the Company’s de novo growth strategy, including, but not limited to, locations within and proximate to affordable housing communities that may be owned by Related.
In connection with the Advisory Agreement, the Company and the Advisor entered into a subscription agreement (the “Subscription Agreement”), whereby the Advisor purchased 500,000 shares (the “Initial Shares”) of the Company’s Class A common stock, par value $0.0001 per share (“Class A Common Stock”) for an aggregate purchase price of $5.0 million and the Company issued to the Advisor (i) a warrant (the “Series A Warrant”) to purchase 2,000,000 shares of Class A Common Stock (the “Series A Warrant Shares”), which vested immediately upon issuance, is exercisable for a period of five years and is not redeemable by the Company and (ii) a warrant (the “Series B Warrant” and together with the Series A Warrant, the “Warrants”) to purchase up to 6,000,000 shares of Class A Common Stock (the “Series B Warrant Shares” and, together with the Series A Warrant Shares, the “Warrant Shares”), pursuant to which 500,000 Series B Warrant Shares will vest and become exercisable from time to time upon the opening of each center under the Advisory Agreement for which the Advisor provides services, other than two initial centers.
The company assessed the substance of the Subscription Agreement and determined that all instruments referenced in the Subscription Agreement should be assessed under the guidance of ASC 718,
Compensation - Stock Compensation
, as
non-employee
awards issued to Related in exchange for real estate advisory services to be rendered per the Advisory Agreement. As a result, the Company recorded the Series A Warrants as a component of additional paid-in-capital
using the fair value as of July 13, 2021.
The Series B Warrant is exercisable, to the extent vested, until the later of five years from the date of issuance or one year from vesting of the applicable Series B Warrant Shares and is redeemable with respect to vested Warrant Shares at a price of $0.01 per Warrant Share if the price of the Class A Common Stock equals or exceeds $18.00 per share, or $0.10 per Warrant Share if the price of the Class A Common Stock equals or exceeds $10.00 per share, in each case when such price conditions are satisfied for any 20 trading days within a
30-trading
day period and subject to certain adjustments and conditions as described in the Series B Warrant. In the event that the Series B Warrant is called for redemption by the Company, the Advisor may pay the exercise price for the Series B Warrant Shares six months following the notice of redemption by the Company.
Series B Warrants are recognized at their fair value once vesting becomes probable. During the three months ended March 31, 2022, the Company recorded $2.5 million in prepaid expenses to reflect vesting of 500,000 Series B Warrant Shares using their grant date fair value. Refer to Note 10,
Related Party Transactions
, for additional information.
Preferred Stock
The Amended and Restated Charter authorizes the Company to issue 1,000,000 shares of preferred stock, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of March 31, 2022, there were no shares of preferred stock issued or outstanding.

Redeemable Warrants - Public Warrants
On July 16, 2020, in connection with the IPO, DFHT sold 2,875,000 Public Warrants. Each whole Public Warrant entitles the registered holder to purchase one share of Class A Common Stock at a price of $11.50 per share, subject to adjustment, at any time commencing on the later of 12 months from the closing of the IPO and 30 days after the completion of the Business Combination, provided in each case that the Company has an effective registration statement under the Securities Act covering the shares of Class A Common Stock issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis under the circumstances specified in the warrant agreement) and such shares are registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder. Pursuant to the warrant agreements entered into at the time of the IPO, a warrant holder may exercise its Public Warrants only for a whole number of shares of Class A Common Stock. This means only a whole Public Warrant may be exercised at a given time by a warrant holder. No fractional warrants were issued upon separation of the units issued in connection with the IPO and only whole Public Warrants will trade. The Company may redeem the Public Warrants when the price per share of Class A Common Stock equals or exceeds certain threshold prices.
Redeemable Warrants - Private Placement Warrants
Also in connection with the IPO, DFHT issued the 2,916,667 Private Placement Warrants at a purchase price of $1.50 per warrant. The Private Placement Warrants (including the Class A Common Stock issuable upon exercise of the Private Placement Warrants) are not transferable, assignable or salable until 30 days after the completion of the Business Combination (except, among other limited exceptions to DFHT’s officers and directors and other persons or entities affiliated with the initial purchasers of the Private Placement Warrants) and they will not be redeemable by CareMax for cash so long as they are held by the initial stockholders or their permitted transferees. With some exceptions, the Private Placement Warrants have terms and provisions that are identical to those of the Public Warrants. If the Private Placement Warrants are held by holders other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the Public Warrants.
Contingent Consideration Common Shares
Pursuant to the Business Combination Agreement, the CMG Sellers and IMC Parent, who received Class A Common Stock in connection with the Business Combination, are entitled to receive earn-out
consideration to be paid out in the form of Class A Common Stock. The Business Combination Agreement provides that up to an additional 3,500,000 and 2,900,000 contingently issuable shares of Class A Common (the “Earnout Shares”) are payable after the Closing to the CMG Sellers and IMC Parent: (i) if within the first year after the Closing, the volume weighted average trading price of Class A Common Stock equals or exceeds $12.50 on any 20 trading days in any
30-day
trading period (the “First Share Price Trigger”), then 1,750,000 and 1,450,000 Earnout Shares are issuable to the CMG Sellers and IMC Parent, respectively, and (ii) if within the two years after the Closing (the “Second Earnout Period”), the volume weighted average trading price of Class A Common Stock equals or exceeds $15.00 on any 20 trading days in any
30-day
trading period (the “Second Share Price Trigger” and together with the First Share Price Trigger, the “Share Price Triggers”), then 1,750,000 and 1,450,000 Earnout Shares will be issued and paid to the CMG Sellers and IMC Parent, respectively. If prior to (i) the satisfaction of the Share Price Triggers, and (ii) the end of the Second Earnout Period, the Company enters into a change in control transaction as described in the Business Combination Agreement, and the price per share of the Company’s Class A Common Stock payable to the stockholders of the Company in such change in control transaction is greater than the Share Price Triggers that have not been satisfied during the Earnout Period, then at the closing of such change in control transaction, the Share Price Triggers will be deemed to have been satisfied and the Company is required to issue, as of such closing, the applicable unissued Earnout Shares. The estimated fair value of the Earnout Shares was initially accounted for as a liability-classified instrument with changes in its fair value recorded in our condensed consolidated statements of operations until July 9, 2021. On July 9, 2021, the First Share Price Trigger was achieved, resulting in issuance of 1,750,000 and 1,450,000 Earnout Shares to the CMG Sellers and IMC Parent, respectively. Subsequent to the achievement of the First Share Price Trigger, the Company determined the Earnout Shares subject to the second Share Price Trigger should be equity classified and were recorded as such on July 9, 2021, the date of the event that caused the reclassification.
Stock-based compensation
On June 4, 2021, the stockholders of the Company approved the CareMax Inc. 2021 Long-term Incentive Plan (the “2021 Plan”), effective on the Closing Date. The 2021 Plan permits the grant of equity-based awards to officers, directors, employees and other service providers. The 2021 Plan permits the grant of an initial share pool of 7,000,000 shares of Class A Common Stock and will be increased automatically, without further action of the Company’s board of directors, on January 1st of each calendar year commencing after the Closing Date and ending on (and including) January 1, 2031, by a number of shares of Class A Common Stock equal to the lesser of (i) four percent of the aggregate number of shares of Class A Common Stock outstanding on December 31st of the immediately preceding calendar year, excluding for this purpose any such outstanding shares of Class A Common Stock that were granted under the 2021 Plan and remain unvested and subject to forfeiture as of the relevant December 31st, or (B) a lesser number of shares of Class A Common Stock as determined by the Company’s board of directors or the Compensation Committee of the board of directors prior to the relevant January 1 st
.
During the three months ended March 31, 2022 we granted 77,000 restricted stock units under the 2021 Plan at a weighted-average grant date fair value of $7.41 per share (there were no grants during the three months ended March 31, 2021). In addition, during the three months ended March 31, 2022 and 2021 there was no vesting of previously granted awards. During the three months ended March 31, 2022, the Company recorded stock-based compensation expense of $1.1 million ($0 during the three months ended March 31, 2021). Stock-based compensation expense is included in the corporate, general and administrative expenses in our condensed consolidated statements of operations. As of March 31, 2022, the Company had $7.9 million of compensation expense related to all non-vested
awards (RSU, PSU, options) that will vest over the weighted-average period of 2.5 years (there were no awards outstanding as of March 31, 2021).

NOTE 8. STOCKHOLDERS’ EQUITY
The consolidated statement of changes in equity reflects the Reverse Recapitalization and the IMC Acquisition as discussed in Notes 2 and 3. As CMG was deemed the accounting acquirer in the Reverse Recapitalization with DFHT, all periods prior to the consummation of the Business Combination reflect the balances and activity of CMG.
In connection with the Business Combination, the Company adopted the third amended and restated certificate of incorporation, dated June 8
, 2021
(the “Amended and Restated Charter”) to, among other things, increase the total number of authorized shares of all classes of capital stock, par value of $0.0001 per share, to 261,000,000 shares, consisting of (i) 260,000,000 shares of common stock, including 250,000,000 shares of Class A Common Stock and 10,000,000 shares of Class B Common Stock, and (ii) 1,000,000 shares of preferred stock. In addition, 3,593,750 shares of Class B Common Stock were converted, on a one-for-one
basis, into shares of Class A Common Stock, and as of December 31, 2021, there were no shares of Class B Common Stock issued or outstanding.
Also in connection with the Business Combination, (i) Deerfield Partners and the Sponsor purchased an aggregate of 10,000,000 shares of Class A Common Stock (the “Deerfield PIPE Investments”), consisting of 9,600,000 shares of Class A Common Stock purchased by Deerfield Partners and 400,000 shares of Class A Common Stock purchased by the Sponsor, for a purchase price of $10.00 per share and an aggregate purchase price of $100.0 million and (ii) certain investors purchased an aggregate of 31,000,000 shares of Class A Common Stock (the “Third-Party PIPE Investments,” and together with the Deerfield PIPE Investments, the “PIPE Investments”), for a purchase price of $10.00 per share, for an aggregate purchase price of $310.0 million. The Company paid offering costs of $12.8 million.
In connection with the acquisition of SMA (see Note 3 – Acquisitions—Acquisition of SMA Entities), the Company issued 384,615 shares of Class A Common Stock.

On July 13, 2021, the Company issued 500,000 shares of Class A Common Stock in connection with the execution of the Advisory Agreement (as defined below).
In connection with the DNF Acquisition (see Note 3
—
Acquisitions
—
Acquisition of DNF), the Company issued
2,741,528
shares of Class A Common Stock to DNF. Also, during the
twelve
months ended December
31
,
2021
, the first tranche of contingently issuable shares totaling an aggregate of
3,200,000
shares of Class A Common Stock were issued to the CMG Sellers and IMC Parent (“Earnout Shares” described in Contingent Consideration below).
On December 22, 2021, the Company issued 145,883 shares of Class A Common Stock in connection with the acquisition of Advantis (see Note 3
—
Acquisitions
—
Acquisition of Advantis).
On December 22, 2021, the Company issued 148,104 shares of Class A Common Stock in connection with the acquisition of BIX (see Note 3
—
Acquisitions
—
Acquisition of BIX).
Related Advisory Agreement
On July 13, 2021, the Company entered into an exclusive real estate advisory agreement (the “Advisory Agreement”) with Related CM Advisor, LLC (the “Advisor”), a Delaware limited liability company and a subsidiary of The Related Companies, L.P. (“Related”) (the “Advisory Agreement”), pursuant to which the Advisor has agreed provide certain real estate advisory services to the Company on an exclusive basis. The services include identifying locations for new medical centers nationwide as part of the Company’s de novo growth strategy, including, but not limited to, locations within and proximate to affordable housing communities that may be owned by Related.
In connection with the Advisory Agreement, the Company and the Advisor entered into a subscription agreement (the “Subscription Agreement”), whereby the Advisor purchased 500,000 shares (the “Initial Shares”) of the Company’s Class A Common Stock for an aggregate purchase price of $5.0 million and the Company issued to the Advisor (i) a warrant (the “Series A Warrant”) to purchase 2,000,000 shares of Class A Common Stock (the “Series A Warrant Shares”), which vested immediately upon issuance, is exercisable for a period of five years and is not redeemable by the Company and (ii) a warrant (the “Series B Warrant” and together with the Series A Warrant, the “Warrants”) to purchase up to 6,000,000 shares of Class A Common Stock (the “Series B Warrant Shares” and, together with the Series A Warrant Shares, the “Warrant Shares”), pursuant to which 500,000 Series
 B Warrant Shares will vest and become exercisable from time to time upon the opening of each medical center under the Advisory Agreement for which the Advisor provides services, other than two initial medical centers.
The Series
B Warrant is exercisable, to the extent vested, until the later of five years from the date of issuance or one year from vesting of the applicable Series B Warrant Shares and is redeemable with respect to vested Warrant Shares at a price of $0.01 per Warrant Share if the price of the Class A Common Stock equals or exceeds $18.00 per share, or $0.10 per Warrant Share if the price of the Class A Common Stock equals or exceeds $10.00 per share, in each case when such price conditions are satisfied for any 20 trading days within a
30-trading
day period and subject to certain adjustments and conditions as described in the Series B Warrant. In the event that the Series B Warrant is called for redemption by the Company, the Advisor may pay the exercise price for the Series B Warrant Shares six months following the notice of redemption by the Company.
The company assessed the substance of the Subscription Agreement and determined that all instruments referenced in the Subscription Agreement should be assessed under the guidance of ASC 718 as non-employee
awards issued to Related in exchange for real estate advisory services to be rendered per the Advisory

Agreement. As a result, the Company recorded the Series A Warrants as a component of additional paid-in-capital
using the fair value as of July 13, 2021.
Preferred Stock
The Amended and Restated Charter authorizes the Company to issue 1,000,000 shares of preferred stock, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2021, there were no shares of preferred stock issued or outstanding.
Redeemable Warrants
—
Public Warrants
On July 16, 2020, in connection with the IPO, DFHT sold 2,875,000 Public Warrants. Each whole Public Warrant entitles the registered holder to purchase on
e share of Class A Common Stock at a price of $11.50 per share, subject to adjustment, at any time commencing on the later of 12 months from the closing of the IPO and 30 days after the completion of the Business Combination, provided in each case that the Company has an effective registration statement under the Securities Act covering the shares of Class A Common Stock issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis under the circumstances specified in the warrant agreement) and such shares are registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder. Pursuant to the warrant agreements entered into at the time of the IPO, a warrant holder may exercise its Public Warrants only for a whole number of shares of Class A Common Stock. This means only a whole Public Warrant may be exercised at a given time by a warrant holder. No fractional warrants were issued upon separation of the units issued in connection with the IPO and only whole Public Warrants will trade. The Company may redeem the Public Warrants when the price per share of Class A Common Stock equals or exceeds certain threshold prices.
Redeemable Warrants
—
Private Placement Warrants
Also in connection with the IPO, DFHT issued the 2,916,667 Private Placement Warrants at a purchase price of $1.50 per warrant. The Private Placement Warrants (including the Class A Common Stock issuable upon exercise of the Private Placement Warrants) are not transferable, assignable or salable until 30 days after the completion of the Business Combination (except, among other limited exceptions to DFHT’s officers and directors and other persons or entities affiliated with the initial purchasers of the Private Placement Warrants) and they will not be redeemable by CareMax for cash so long as they are held by the initial stockholders or their permitted transferees. With some exceptions, the Private Placement Warrants have terms and provisions that are identical to those of the Public Warrants. If the Private Placement Warrants are held by holders other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the Public Warrants.
Contingent Consideration
Pursuant to the Business Combination Agreement, the CMG Sellers and IMC Parent, who received Class A Common Stock in connection with the Business Combination, became entitled to receive Contingent Consideration to be paid out in the form of Class A Common Stock. The Business Combination Agreement provided that up to an additional 3,500,000 and 2,900,000 Earnout Shares would become payable after the Closing to the CMG sellers and IMC Parent, respectively: (i) if within the first year after the Closing, the volume weighted average trading price of Class A Common Stock equals or exceeds $12.50 on any 20 trading days in any
30-day
trading period (the “First Share Price Trigger”), then 1,750,000 and 1,450,000 Earnout Shares would become issuable to the CMG Sellers and IMC Parent, respectively, and (ii) if within the two years after the

Closing (the “Second Earnout Period”), the volume weighted average trading price of Class A Common Stock equals or exceeds $15.00 on any 20 trading days in any
30-day
trading period (the “Second Share Price Trigger” and together with the First Share Price Trigger, the “Share Price Triggers”), then 1,750,000 and 1,450,000 Earnout Shares would become issued and paid to the formers owners of CMG and IMC, respectively. If prior to (i) the satisfaction of the Share Price Triggers, and (ii) the end of the Second Earnout Period, the Company enters into a change in control transaction as described in the Business Combination Agreement, and the price per share of the Company’s Class A Common Stock payable to the stockholders of the Company in such change in control transaction is greater than the Share Price Triggers that have not been satisfied during the Earnout Period, then at closing of such change in control transaction, the Share Price Triggers would be deemed to have been satisfied and the Company shall issue, as of such closing, all of the Earnout Shares. The contingent consideration was classified as a liability for the period ended June 30, 2021. On July 9th, 2021, the volume weighted average trading price of Class A Common Stock exceeded the $12.50 on 20 or more days resulting in the satisfaction of the First Share Price Trigger. After the First Share Price Trigger was achieved on July 9, 2021, the estimated fair value of the Earnout Shares was recorded as an equity-classified instrument as a component of stockholders’ equity, with the change in fair value from the prior reporting period recorded in earnings. Accordingly, 1,750,000 and 1,450,000 Earnout Shares were issued and paid to the CMG Sellers and IMC Parent, respectively. See Item 9A. – Controls and Procedures
—
Material Weakness in Internal Control over Financial Reporting for further information on the classification of the Earnout Shares
Equity Based Compensation Expense
—
2021 Plan
On June 4, 2021, the stockholders of the Company approved the CareMax Inc. 2021 Long-term Incentive Plan (the “2021 Plan”), effective on the Closing Date. The 2021 Plan permits the grant of equity-based awards to officers, directors, employees and other service providers. The 2021 Plan permits the grant of an initial share pool of 7,000,000 shares of Class A Common Stock and will:

-
be increased automatically, without further action of the Company’s board of directors, on January 1st of each calendar year commencing after the Closing Date and ending on (and including) January 1, 2031, by a number of shares of Class A Common Stock equal to the lesser of (i) four percent of the aggregate number of shares of Class A Common Stock outstanding on December 31st of the immediately preceding calendar year, excluding for this purpose any such outstanding shares of Class A Common Stock that were granted under the 2021 Plan and remain unvested and subject to forfeiture as of the relevant December 31st, or (B) a lesser number of shares of Class A Common Stock as determined by the Company’s board of directors or the Compensation Committee of the board of directors prior to the relevant January 1st.

Service and Performance-Based Awards
Beginning on October 29, 2021, the Board of Directors approved individual awards under the 2021 Plan. Awards consisted of RSU’s for employees, executives, and directors, PSUs for executives, and Options for Executives.
For the RSU’s granted to employees, the service-based vesting will be satisfied with respect to 33.3% of an employee’s RSU’s on October 29, 2022, the first anniversary of the vesting commencement date, and will be satisfied with respect to 33.3% of an employee’s RSU’s at the end of each twelve month period thereafter (October 29, 2023 and 2024), subject to the employee’s continued employment with the Company through the applicable vesting date.
For the RSU’s granted to executives, the service-based vesting will be satisfied with respect to 33.3% of an executive’s RSU’s on October 29, 2022, the first anniversary of the vesting commencement date, and will be satisfied with respect to
33.3
% of an executive’s RSU’s on June
8
th,
2023
, and June
8
th,
2024
, subject to the executive’s continued employment with the Company through the applicable vesting date.

For the RSU’s granted to directors, the service-based vesting will be satisfied with respect to
100
% of a director’s RSU’s on October
29
,
2022
, the first anniversary of the vesting commencement date, subject to the director’s continued employment with the Company through the applicable vesting date.

For the PSU’s issued to executives, the performance-based vesting will be satisfied with respect to a percentage of an employee’s PSU’s, as and when the price per share of Class A Common Stock specified is achieved, on a volume-adjusted weighted-average basis 30 days prior to July 1, 2023, the expiration of the awards, subject to the executives continued employment with the Company through the applicable vesting date.
The Options provide the executive the option to purchase a defined number of shares at a strike price of $10.00. The Options service-based vesting will be satisfied with respect to 33.3% of an executive’s Options on October 29, 2022, the first anniversary of the vesting commencement date, and will be satisfied with respect to 33.3% of an executive’s Options on June 8th, 2023, and June 8th, 2024, subject to the executives continued employment with the Company through the applicable vesting date.
The Company accounts for forfeitures as they occur.
RSU Valuation
The following table summarizes the activity related to the Company’s RSUs for the twelve months ended December 31, 2021 (in thousands, except for weighted average grant date fair value):

	Number of RSUs	Wtd. Avg. Grant Date Fair Value
Outstanding as of January 1, 2021	—	$—
Granted	975	$7.92
Vested	—	$—
Forfeited	—	$—

Unvested and outstanding as of December 31, 2021	975	$7.92

The total fair value of RSU’s that vested during the twelve months ended December 31, 2021 was $0. As of December 31, 2021, total unrecognized compensation expense related to unvested RSU’s was $7.7 million and is expected to be recognized over a weighted-average expected performance period of 2.6 years.

PSU Valuation
The following table summarizes the activity related to the Company’s PSUs for the twelve months ended December 31, 2021 (in thousands, except for weighted average grant date fair value):

	Number of PSUs	Wtd. Avg. Grant Date Fair Value
Outstanding as of January 1, 2021	—	$—
Granted	66	$6.05
Vested	—	$—
Forfeited	—	$—

Unvested and outstanding as of December 31, 2021	66	$6.05

The total fair value of PSU’s that vested during the twelve months ended December 31, 2021 was $0. As of December 31, 2021, total unrecognized compensation expense related to unvested PSU’s was $397,000 and is expected to be recognized over a weighted-average expected performance period of 1.7 years.
The fair-value of the PSU’s with market-based vesting conditions was determined on the date of grant using a Monte Carlo model to simulate total stockholder return for the Company and peer companies with the following assumptions:

Performance Period	1.7
Weighted-Average risk-free interest rate	0.37%
Weighted-average volatility	55.0%
Weighted-average dividend yield	0.0%
The risk-free interest rate utilized is based on a
10-year
term-matched
zero-coupon
U.S. Treasury security yield at the time of grant. Expected volatility is based on annualized standard deviation of daily continuously compounded returns of the Company’s peer firms using the Guideline Public Companies method.
Option Valuation
The following table summarizes the activity related to the Company’s Options for the twelve months ended December 31, 2021 (in thousands, except for weighted average grant date fair value):

	Number of Options	Wtd. Avg. Grant Date Fair Value
Outstanding as of January 1, 2021	—	$—
Granted	131	$5.82
Vested	—	$—
Forfeited	—	$—

Unvested and outstanding as of December 31, 2021	131	$5.82

The total fair value of Options that vested during the twelve months ended December 31, 2021 was $0. As of December 31, 2021, total unrecognized compensation expense related to unvested Options’ was $764,000 and is expected to be recognized over a weighted-average expected performance period of 2.6 years.

The fair-value of the Options with market-based vesting conditions was determined on the date of grant using a Black-Scholes-Merton Option Pricing model to simulate total stockholder return for the Company and peer companies with the following assumptions:

Performance Period	0.8
Weighted-Average risk-free interest rate	1.55%
Weighted-average volatility	54.7%
Weighted-average dividend yield	0.0%
The risk-free interest rate utilized is based on an interpolated term-matched zero-coupon
U.S. Treasury security yield at the time of grant. Expected volatility is based on annualized standard deviation of daily continuously compounded returns of the Company’s peer firms using the Guideline Public Companies method.
In accordance with ASC 718
—
Compensation
—
Stock C
ompensation, the awards were classified as equity and the Company began recognizing share based compensation expense based on the grant date fair value. Share-based compensation expense is included within Corporate, General and Administrative expenses in the consolidated statements of operations.
The company recognized share-based compensation expense as follows (in thousands):

	December 31, 2021	December 31, 2020
RSU’s	$290	$—
PSU’s	41	—
Options	44	—
Class A Common Stock	966	—

Total share-based compensation expense	$1,341	$—

As of December 31, 2021, no awards have vested and there were no shares of Class A Common Stock issued or outstanding under the 2021 Plan.
In July 2021, the Company’s board of directors authorized an award of 100,000 shares of Class A Common Stock to an executive. The award has not been granted as of December 31, 2021. There are no additional performance or market conditions that will be required to be satisfied before the award is granted. Due to the timing of communicating the terms of the award to the executive, the Company used September 30, 2021 for the grant date fair value. The historical close price of the Class A Common Stock was $9.66 on September 30, 2021. As of December 31, 2021, the Class A Common Stock shares have not been issued for this award.
The Company has recorded Equity Based Compensation expense totaling $1.3 million for the twelve months ended December 31, 2021.